PRINCIPAL ACCOUNTING POLICIES (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 27, 2014	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012 item	Sep. 11, 2007
Basis of consolidation
Number of consolidated VIEs		2	2	2
Expiration term of equity pledge agreement	2 years
51net HR | Wang Ju
Basis of consolidation
Ownership interest in subsidiary (as a percent)		70.00%
51net | Tech JV
Basis of consolidation
Ownership interest in subsidiary (as a percent)		50.00%
Tech JV | AdCo
Basis of consolidation
Ownership interest in subsidiary (as a percent)		80.00%
Run An
Basis of consolidation
Registered capital		6,000
Retained earnings/(Accumulated loss)		(1,098)
Interest-free loans to shareholders of VIEs					6,000
Run An | Wang Ju
Basis of consolidation
Ownership interest (as a percent)		30.00%
Qian Cheng
Basis of consolidation
Registered capital		1,500
Retained earnings/(Accumulated loss)		2,675
Purchase price for Qian Cheng's equity interest in Tech JV and AdCo under the call option agreement		1,200
Qian Cheng | Tech JV
Basis of consolidation
Ownership interest (as a percent)		50.00%
Qian Cheng | AdCo
Basis of consolidation
Ownership interest (as a percent)		20.00%